General and administrative expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
General and administrative expenses
Increase in general and administrative expense compare to prior period	$ 3,400
General and administrative expense	$ 26,972	$ 23,602